INCOME TAXES - Components of Income Before Taxes (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 07, 2012	Dec. 30, 2011	Dec. 31, 2010
Successor [Member]
Income Tax Disclosure [Line Items]
United States	$ (39,202)
Foreign	255
Total	(38,947)
Predecessor [Member]
Income Tax Disclosure [Line Items]
United States		23,581	60,863	46,711
Foreign		627	648	39
Total	$ (38,947)	$ 24,208	$ 61,511	$ 46,750